Schedule of Other Assets (Details) - Jet Token, Inc. [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Aircraft Deposit			$ 350,000
Deposits	58,226	73,226	13,714
Lease Maintenance Reserve	689,750	689,750	689,750
Lease Financing Costs			69,325
Total Other Assets	$ 747,976	$ 762,976	$ 1,122,789